REIMBURSEMENT RIGHTS AND OBLIGATIONS - Rights (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REIMBURSEMENT RIGHTS AND OBLIGATIONS
Right to compensation	R$ 2,705,748	R$ 3,681,898
Rights adjustment factor		79,613	R$ 389,438
Expected credit losses	(340,063)	(340,063)
Opening balance	2,365,685	3,341,835
Adjustment factor		79,613	R$ 389,438
Amortization	(742,374)	(1,034,858)
Amortization, Adjustment factor	(79,613)	(309,825)
Interest received	(111,718)	(105,267)
Interest incurred	101,742	163,975
Closing balance	1,613,335	2,365,685
Right to compensation	1,953,398	2,705,748
Expected credit losses	(340,063)	(340,063)
Current	893,254	980,206
Current, Adjustment factor		79,613
Non-current	720,081	1,385,479
Fuel Consumption Account - CCC
REIMBURSEMENT RIGHTS AND OBLIGATIONS
Right to compensation	2,269,962	2,786,468
Expected credit losses	(340,063)	(340,063)
Opening balance	1,929,899	2,446,405
Amortization	(441,257)	(552,325)
Interest received	(65,701)	(64,717)
Interest incurred	77,578	100,536
Closing balance	1,500,519	1,929,899
Right to compensation	1,840,582	2,269,962
Expected credit losses	(340,063)	(340,063)
Current	830,516	652,155
Non-current	670,003	1,277,744
Reimbursement of Fixed Assets in Progress - AIC
REIMBURSEMENT RIGHTS AND OBLIGATIONS
Right to compensation	356,173	505,992
Opening balance	356,173	505,992
Amortization	(221,504)	(172,708)
Interest received	(46,017)	(40,550)
Interest incurred	24,164	63,439
Closing balance	112,816	356,173
Right to compensation	112,816	356,173
Current	62,738	248,438
Non-current	R$ 50,078	R$ 107,735